UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2007

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     February 7, 2008

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Total Value: $ 541,933 (thousands)


List of Other Included Managers:

	NONE







Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $16,147   1,995,911    SH    SOLE  N/A   1,370,667  N/A    625,244
American International Group Common     026874107   $16,452     282,200    SH    SOLE  N/A     217,100  N/A     65,100
Cia Saneamento Basico        ADR        20441A102   $11,769     250,400    SH    SOLE  N/A     120,000  N/A    130,400
Collagenex Pharmaceuticals   Common     19419B100   $10,307   1,079,250    SH    SOLE  N/A   1,039,800  N/A     39,450
Compugen Ltd                 Common     M25722105   $ 1,504     940,300    SH    SOLE  N/A     257,000  N/A    683,300
Cooper Tire & Rubber         Common     216831107   $16,782   1,012,200    SH    SOLE  N/A     776,200  N/A    236,000
Durect Corporation           Common     266605104   $42,955   6,680,400    SH    SOLE  N/A   4,893,100  N/A  1,787,300
Endocare Inc                 Common     29264P203   $ 3,181     417,951    SH    SOLE  N/A     416,914  N/A      1,037
General Cable Corp           Common     369300108   $23,879     325,865    SH    SOLE  N/A     257,850  N/A     68,015
General Electric Co          Common     369604103   $18,071     487,470    SH    SOLE  N/A     373,100  N/A    114,370
Gerber Scientific Inc        Common     373730100   $22,699   2,101,800    SH    SOLE  N/A   1,583,500  N/A    518,300
Helix Energy Solutions Grp   Common     42330P107   $21,192     510,650    SH    SOLE  N/A     385,400  N/A    125,250
Heska Corp                   Common     42805E108   $15,204   8,308,200    SH    SOLE  N/A   5,401,700  N/A  2,906,500
Home Depot Inc               Common     437076102   $ 4,337     161,000    SH    SOLE  N/A     150,000  N/A     11,000
Horsehead Holding Corp       Common     440694206   $ 2,121     125,000    SH    SOLE  N/A      76,400  N/A     48,600
Inovio Biomedical Corp       Common     45773H102   $     1     504,000    SH    SOLE  N/A     415,800  N/A     88,200
Insteel Industries           Common     45774W108   $ 6,299     537,000    SH    SOLE  N/A     537,000  N/A        -
Journal Register Co          Common     481138105   $ 9,490   5,392,200    SH    SOLE  N/A   3,828,400  N/A  1,563,800
Lcc International            Common     501810105   $ 4,373   2,429,650    SH    SOLE  N/A   1,889,000  N/A    540,650
Libbey Inc                   Common     529898108   $33,281   2,101,050    SH    SOLE  N/A   1,393,000  N/A    708,050
Masco Corp                   Common     574599106   $ 8,721     403,550    SH    SOLE  N/A     315,400  N/A     88,150
Matrix Service Co            Common     576853105   $14,026     642,800    SH    SOLE  N/A     550,500  N/A     92,300
Navios Maritime Holdings Inc Common     Y62196103   $ 6,118     499,400    SH    SOLE  N/A     357,000  N/A    142,400
Petroleo Brasileiro Sa Adr   ADR        71654V101   $41,721     433,600    SH    SOLE  N/A     361,100  N/A     72,500
Pfizer Inc                   Common     717081103   $ 6,605     290,600    SH    SOLE  N/A     247,200  N/A     43,400
Prb Energy Inc               Common     693535106   $   195     696,485    SH    SOLE  N/A     426,286  N/A    270,199
Providence Service Corp      Common     743815102   $18,630     662,050    SH    SOLE  N/A     507,800  N/A    154,250
Quixote Corp                 Common     749056107   $ 4,549     238,174    SH    SOLE  N/A     225,374  N/A     12,800
Safeguard Scientifics Inc    Common     786449108   $ 9,533   5,296,000    SH    SOLE  N/A   4,700,000  N/A    596,000
Stealthgas Inc               Common     Y81669106   $17,602   1,296,200    SH    SOLE  N/A   1,034,000  N/A    262,200
Telekomunik Indonesia        ADR        715684106   $22,614     538,300    SH    SOLE  N/A     421,200  N/A    117,100
Tier Technologies Inc        Common     88650Q100   $ 3,613     425,100    SH    SOLE  N/A     425,000  N/A        100
Unum Group                   Common     91529Y106   $ 5,948     250,000    SH    SOLE  N/A     250,000  N/A        -
Uranium Resources Inc        Common     916901507   $86,350   6,919,045    SH    SOLE  N/A   4,469,000  N/A  2,450,045
Wal-Mart Stores Inc          Common     931142103   $   238       5,000    SH    SOLE  N/A         -    N/A      5,000
Willsbros Group Inc          Common     969199108   $15,426     402,875    SH    SOLE  N/A     336,900  N/A     65,975